Redeemable Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Summary of Preferred Stock Is Summarized
At June 30, 2026 and December 31, 2025, the Preferred Stock is summarized below (in thousands, except share amounts):

	Amounts at June 30, 2026
	Total Shares Authorized	Total Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Shares Issuable Upon Conversion
Series A-1 Preferred Stock	33,222,339	26,114,925	$29,486	$29,486	26,114,925
Series A-2 Preferred Stock	14,936,323	14,936,323	16,807	14,936	14,936,323
Series A-3 Preferred Stock	6,146,592	6,146,592	9,035	9,035	6,146,592
Series B Preferred Stock	76,187,917	76,187,917	114,732	115,044	76,187,917
Series C Preferred Stock	84,567,145	84,567,145	159,968	160,500	84,567,145

Total	215,060,316	207,952,902	$330,028	$329,001	207,952,902

	Amounts at December 31, 2025
	Total Shares Authorized	Total Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Shares Issuable Upon Conversion
Series A-1 Preferred Stock	33,222,339	33,200,215	$37,486	$37,486	33,200,215
Series A-2 Preferred Stock	14,936,323	14,936,323	16,807	14,936	14,936,323
Series A-3 Preferred Stock	6,146,592	6,146,592	9,035	9,035	6,146,592
Series B Preferred Stock	76,187,917	76,187,917	114,732	115,044	76,187,917
Series C Preferred Stock	84,567,145	84,567,145	159,968	160,500	84,567,145

Total	215,060,316	215,038,192	$338,028	$337,001	215,038,192

At December 31, 2025 and 2024, the Preferred Stock is summarized below (in thousands, except share amounts):

	Amounts at December 31, 2025 and December 31, 2024
	Total Shares Authorized	Total Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Shares Issuable Upon Conversion
Series A-1 Preferred Stock	33,222,339	33,200,215	$37,486	$37,486	33,200,215
Series A-2 Preferred Stock	14,936,323	14,936,323	16,807	14,936	14,936,323
Series A-3 Preferred Stock	6,146,592	6,146,592	9,035	9,035	6,146,592
Series B Preferred Stock	76,187,917	76,187,917	114,732	115,044	76,187,917
Series C Preferred Stock	84,567,145	84,567,145	159,968	160,500	84,567,145

Total	215,060,316	215,038,192	$338,028	$337,001	215,038,192